UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
6/30/2008 (Unaudited)

	Shares or	Value	Frequency of
	Principal Amount	(in US Dollars)	Redemptions

INVESTMENTS IN U.S. LIMITED PARTNERSHIPS - 76.91%*
Dedicated Short Bias - Short Credit - 0.99%*
Standard Pacific Asymmetric Opportunities Fund, LP	700,000	$729,569	Quarterly

Dedicated Short Bias - Short Equity - 3.72%*
Arcas Fund II, LP - Covered Class	1,040,000	1,244,800	Quarterly
Dialectic Antithesis Partners, LP	1,340,000	1,505,616	Quarterly
		2,750,416
Event Driven - Distressed - 8.32%*
Contrarian Capital Fund I, LP	1,600,000	1,469,289	Annually
Mast Credit Opportunities, LP	2,600,000	2,967,213	Quarterly
Matlin Patterson Distressed Opportunities Fund, LP	1,600,000	1,718,818	Semi-Annually
		6,155,320
Long Short Equity - General - 37.77%*
Absolute Partners Fund, LLC	2,900,000	2,713,148	Monthly
Arnott Opportunities Fund (US) LLC - Unrestricted	2,400,000	2,393,093	Quarterly
Asian Era Fund - Sub Fund I	2,600,000	2,437,848	Monthly
Concentric European Fund (US), LLC	2,180,000	1,483,869	Quarterly
Enso Global Equities Levered Partnership, LP - Series A	500,000	661,473	Quarterly
Enso Global Equities Partnership, LP - Class A	960,000	1,114,279	Quarterly
Epic Canadian Long Short Fund, LP	2,400,000	2,131,855	Monthly
Harvey SMidCap Fund, LP - Class A	2,700,000	2,799,155	Quarterly
J-K Navigator Fund, LP	2,280,000	3,080,726	Quarterly
NE Asia Value Onshore Partners, LP	1,280,000	926,257	Quarterly
NE Asia Value Onshore Partners, LP-Series 2	700,000	637,361	Quarterly
Oak Street Capital Fund, LP	2,300,000	1,994,945	Quarterly
Soundpost Capital, LP	2,300,000	2,293,700	Quarterly
Sprott Capital, LP	2,400,000	3,274,295	Monthly
		27,942,004
Long Short Equity - Sector - 26.11%*
Aria Select Consumer Fund, LP	1,960,000	2,004,415	Monthly
BP Capital Energy Equity Fund II, LP	2,180,000	2,889,916	Quarterly
Brick Capital Partners, LP - Unrestricted	2,500,000	2,351,146	Quarterly
Coeus Capital LP	2,200,000	2,349,514	Quarterly
Longbow Infrastructure LP - Class B	2,800,000	3,015,501	Quarterly
Shannon River Partners II, LP - Class A	2,300,000	2,313,184	Quarterly
Sio Partners, LP	2,600,000	2,939,484	Quarterly
Vardon Focus Fund, LP	1,418,714	1,456,232	Quarterly
		19,319,392
TOTAL INVESTMENTS IN U.S. LIMITED PARTNERSHIPS (Cost $54,738,714)		56,896,701

SHORT TERM INVESTMENT - 12.58%*
Goldman Sachs Financial Square Fund - Treasury Obligation Fund	9,308,994	9,308,994

TOTAL SHORT TERM INVESTMENTS (Cost $9,308,994)		9,308,994

Total Investments (Cost $64,047,708) - 89.49%*		66,205,695
Other Assets in Excess of Liabilities - 10.51%*		7,772,798
TOTAL NET ASSETS - 100.00%*		$73,978,493

Footnotes
* Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of Investments	$64,466,706
Gross unrealized appreciation	4,485,476
Gross unrealized depreciation	(2,746,487)
Net unrealized appreciation	$1,738,989

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008
In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective April 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities
Level 1 - Quoted prices	$ 9,308,994
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	56,896,701
Total	$ 66,205,695

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2008	$ 43,537,009
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	3,114,407
Net purchases (sales)	10,245,285
Transfers in and / or out of Level 3	-
Balance as of June 30, 2008	$ 56,896,701

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date  August 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date  August 12, 2008

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date  August 12, 2008